BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 395,011	$ 989
Prepaid assets	0	168,350
Total Current Assets	395,011	169,339
Cash Held in Trust Account	310,623,083	300,330,651
TOTAL ASSETS	311,018,094	300,499,990
Current liabilities
Accrued expenses	47,104,743	18,054,912
Convertible note payable Sponsor	3,883,945	2,875,000
Convertible note payable	500,000	0
Income taxes payable	1,790,081	979,475
Franchise tax payable	458,226	400,000
Convertible working capital loans	$ 2,398,700	$ 625,700
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances - related party	$ 41,000	$ 525,835
Total Current Liabilities	56,176,695	23,460,922
Deferred underwriter fee payable	10,062,500	10,062,500
TOTAL LIABILITIES	66,239,195	33,523,422
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value, 200,000,000 shares authorized; 28,715,597 and 28,744,342 shares outstanding, at redemption value ($10.75 and $10.40 per share), respectively	308,645,005	298,951,176
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(63,866,949)	(31,975,454)
Total Stockholders' Deficit	(63,866,106)	(31,974,608)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	311,018,094	300,499,990
Class A Common Stock Subject to Redemption [Member]
Stockholders' Deficit
Common Stock	127	127
Common Class B [Member]
Stockholders' Deficit
Common Stock	$ 716	$ 719